Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes

14.	Income Taxes

(a)	The provision for income taxes differs from the amounts computed by applying the Canadian statutory rates to the net loss before income taxes due to the following:

	December 31, 2025	December 31, 2024	December 31, 2023 (Revised - Note 19)
Loss before income taxes	$(2,989,046)	$(2,875,061)	$(67,238,353)
Statutory rate	27.00%	27.00%	27.00%

Expected income tax	807,042	(776,266)	(18,154,355)
Effect of different tax rates in foreign jurisdictions	(73,027)	81,680	(2,005,959)
Non-deductible share-based payments	34,560	-	218,741
Other permanent items	1,473,597	1,192,232	2,627,256
Change in deferred tax assets not recognized	(1,382,516	14,075,010	15,403,428
True-ups and other	(859,656)	(14,572,656)	(1,179,319)
Deferred income tax (recovery) expense	$-	$-	$(3,090,208)

(b)	The Company’s deferred income tax liability relates to the Mexican income tax and Special Mining Duty (“SMD”) associated with the Tuligtic project.

The significant components of deferred income tax assets (liabilities) are as follows:

	December 31, 2025	December 31, 2024

Deferred tax assets
Exploration and evaluation assets	$1,434,880	$1,434,880
Deferred tax liabilities
Exploration and evaluation assets	(1,434,880)	(1,434,880)

Net deferred tax liabilities	$-	$-

(c)	Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

	December 31, 2025	December 31, 2024

Non-capital loss carry forwards	$32,917,402	$30,040,477
Capital loss carry forwards	23,360,422	23,360,422
Exploration and evaluation assets	38,502,102	38,752,879
Share issue costs	-	245,674
Property and equipment	341,376	7,719,565
Donations	32,960	32,960
Investment tax credit	223,873	223,873
	$95,378,135	$100,375,850

At December 31, 2025, the Company had operating loss carry forwards available for tax purposes in Canada of $32,785,599 (2024 - $29,055,033) which expire between 2032 and 2045 and in Mexico of $131,803 (2024 - $985,444) which expire between 2025 and 2026.